Net Income Attributable to Komatsu Ltd. Per Share (Details) In Thousands, except Share data	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Computation of basic and diluted net income attributable to Komatsu Ltd. per share
Net income	$ 1,816,289	¥ 150,752,000	¥ 33,559,000	¥ 78,797,000
Weighted average common shares outstanding, less treasury stock	967,803,446	967,803,446	968,013,328	985,585,385
Dilutive effect of:
Stock options	671,477	671,477	449,531	731,973
Weighted average diluted common shares outstanding	968,474,923	968,474,923	968,462,859	986,317,358
Net income attributable to Komatsu Ltd.:
Basic	$ 187.67	¥ 155.77	¥ 34.67	¥ 79.95
Diluted	$ 187.54	¥ 155.66	¥ 34.65	¥ 79.89